Share-Based Compensation - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation	$ 0	$ 0	$ 0
Stock-based compensation tax benefit recognized	$ 274,000	$ 273,000
Share-based compensation, number of options exercised	0	0	0
Options granted to employees on grant date	0	0	0
Unrecognized compensation cost related to nonvested options	$ 0
2007 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, number of shares reserved for issuance	400,000
Share-based compensation, number of shares reserved for issuance, contractual terms	10 years
Capitalized stock-based compensation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation	$ 0	$ 0
Stock-based compensation tax benefit recognized	$ 0	$ 0	$ 0